Capital Raise (Details) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012 Component	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012 Warrant [Member]	Aug. 12, 2010 Warrant [Member]	Dec. 31, 2012 Capital Raise [Member]	Dec. 31, 2012 Private Placement [Member]	Jun. 27, 2012 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member] Warrant [Member]	Jun. 27, 2012 Private Placement [Member] Carlyle Group L.P [Member]	Jun. 27, 2012 Private Placement [Member] Anchorage Capital Group L.L.C [Member]	Jun. 27, 2012 Private Placement [Member] CapGen Capital Group VI LP [Member]	Dec. 31, 2012 Rights Offering [Member]	Sep. 27, 2012 Rights Offering [Member]	Dec. 31, 2012 Standby Purchase [Member]	Sep. 27, 2012 Standby Purchase [Member]	Sep. 27, 2012 Standby Purchase [Member] Carlyle Group L.P [Member]	Sep. 27, 2012 Standby Purchase [Member] Anchorage Capital Group L.L.C [Member]	Sep. 27, 2012 Standby Purchase [Member] CapGen Capital Group VI LP [Member]
Capital Raise (Textual) [Abstract]
Gross proceeds from capital raise							$ 95,000,000
Common stock issued	170,265,150	34,561,145					135,717,307		71,429,459		18,520,757	19,197,431	33,710,394		21,000,687		43,287,161	16,007,143	16,007,143	11,272,875
Common stock per share							$ 0.70		$ 0.70						$ 0.70		$ 0.70
Sale of common stock									50,000,000
Shares, not subscribed for in the Rights Offering																	53,518,176
Total proceeds from the Rights Offering	47,135,000	15,515,000	260,260,000											14,700,000		30,300,000
Investors terminated warrants held to purchase shares								1,836,302
Investors terminated warrants held to purchase per share								$ 10.00
Investors terminated warrants fee in cash								1,000,000
Total investors terminated warrants fee								$ 3,000,000
Purchase shares of Common Stock				53,035	53,035	53,035
Adjustment of Warrants to common shares					757,643
Exercise price of warrant					$ 10.00
Adjusted exercise price per share					$ 0.70					$ 0.70
Capital Raise (Additional Textual) [Abstract]
Number of components	3